UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-03986

          Redwood Microcap Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John D Gibbs

6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 03/31
                       --------------------
Date of reporting period: 03/31/05
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1. REPORTS TO STOCKHOLDERS


The Company

Redwood MicroCap Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "RWMC". All, or nearly all, capital gains and dividends are reinvested in the Fund.


Dear Shareholders:

Our Net Asset Value for the year ended March 31, 2005 decreased 5.9% to $1.36 per share.

I became President of Redwood in March 2005 as part of my proposed acquisition of 100% of REDWOOD MICROCAP FUND, INC. My company, Gibbs Holdings, LLC has commenced a tender offer for all publicly-traded Redwood shares of common stock which it does not already own or have the right to acquire at $1.60 per share. I am also President of Redwood's majority-owned subsidiary TDP Energy Company. The tender offer is being done pursuant to the terms of a previously announced agreement dated March 24, 2005 between Gibbs Holdings and the three major shareholders of Redwood who sold a controlling interest in Redwood to Gibbs Holdings, LLC. As you have been previously advised, the Independent Directors of Redwood have approved the tender offer. Gibbs Holdings' offer is made solely by the tender offer to purchase dated April 25, 2005 and the related letter of transmittal. Shareholders are urged to read the offer to purchase because it contains important information. Gibbs Holdings' tender offer statement and offer to purchase can be obtained for free from the Securities and Exchange Commission website at www.sec.gov. The tender offer expires, unless extended, on June 15, 2005.
Thank you for your continued support.

John Gibbs, President
Redwood MicroCap Fund, Inc.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholders
Redwood MicroCap Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Redwood MicroCap Fund, Inc. (the Fund) including the statement of investments in affiliated issuers, and capital stock and net accumulated gain as of March 31, 2005, and the related statements of operations and cash flows for the year then ended and the changes in net assets and the financial highlights for the years ended March 31, 2005, 2004 and 2003. The financial statements of Redwood MicroCap Fund, Inc. prior to March 31, 2003 were audited by other auditors whose report dated May 15, 2002, expressed an unqualified opinion on those statements. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the March 31, 2005 financial statements referred to above present fairly, in all material respects, the financial position of Redwood MicroCap Fund, Inc. as of March 31, 2005, and the results of its operations and cash flows for the year then ended and the changes in net assets for the years ended March 31, 2005 and 2004 and the financial highlights for the years ended March 31, 2005, 2004 and 2003, in conformity with U.S. generally accepted accounting principles.




Ehrhardt Keefe Steiner & Hottman PC

Denver, Colorado
May 18, 2005

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

See notes to financial statements and report of independent public accounting firm.

                                        8
STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS AS OF MARCH 31, 2005(c)

                                                                      VALUE(a)
-------------------------------------------------------------------------------

                       COMMON AND PREFERRED STOCK - 92.93%
SHARES

Communications - .71%
                   153   Alta California Broadcasting, Inc. (b).. $           -
                40,000   Antelope Peak...........................        40,000
                                                                ---------------
                                                                         40,000

Oil & Gas - 92.21%
                   575   TDP Energy Co. (150 shares pledged,
                                             Note 6) (b)........      5,183,625
                                                                ---------------

Real Estate - 0.01%
               546,457   Wyoming Resorts, LLC (b)..........                   -
             1,250,000   Wyoming Resorts, LLC - Preferred (b)......           -
                   150   Napa Canyon, LLC                                   500
               362,718   Montana Resorts, LLC (b)..................           -
                                                                ---------------
                                                                            500

TOTAL COMMON STOCKS........................................           5,224,125
                                                              -----------------
                              MISCELLANEOUS INVESTMENTS - 7.07%
PRINCIPAL                Advances to Affiliates

             $ 595,000   Wyoming Resorts, LLC...................        250,000
                67,500   Four Rivers Broadcasting, LLC                   67,500
                 4,000   Historic Inns of Montana, Inc..........          4,000
         1,238,234   Yellowstone Gateway Resorts, LLC...........         76,000
                                                                    -----------
Total
Total Investments in Common Stock and Miscellaneous Investments of Affiliated
  Issuers (cost $6,149,646)...................................  $     5,621,625
                                                                ===============

Total Investments in Securities of Affiliated Issuers
  ($6,149,646)...........................       161.34%               5,621,625
                                           ------------         ---------------
Total Investments........................       161.34                5,621,625
Other Liabilities, Net of Assets.........       (61.34)             (2,217,254)
                                           -----------          ---------------

TOTAL NET ASSETS.........................       100.00%         $     3,404,371
                                           ===========          ===============

(a) See Notes 1 and 2 to the financial statements. Securities are valued at their estimated fair values as determined by the Board of Directors in the absence of readily ascertainable market values.
(b) Restricted security, see Note 2 to the financial statements. (c) See Note3 to the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2005

ASSETS

Investments in Securities:
Investments in securities of affiliated issuers
  (identified cost $4,244,912 Notes 2, 3 and 6)............     $     5,224,125

Advances to affiliates (identified cost of $1,904,734) (Notes 3 and
5)............................................................          397,500
                                                                ---------------

Total.........................................................        5,621,625

Cash and cash equivalents.....................................           14,615
                                                                ---------------

Total.........................................................        5,636,240
                                                                ---------------

LIABILITIES AND NET ASSETS

Accounts payable and other liabilities........................           49,346
Notes and interest payable to affiliates (Note 6).............        2,100,523
Deferred tax liability (Note 4)...............................           82,000
                                                                ---------------

Total.........................................................        2,231,869
                                                                ---------------

Commitments and Contingencies (Notes 7 and 8)

Net Assets..................................................... $     3,404,371
                                                                ===============

Net Asset Value Per Share.....................................  $         1.362
                                                                ===============

STATEMENT OF CAPITAL STOCK AND NET ACCUMULATD GAIN AS OF MARCH 31, 2005

Common Stock, $0.001 par value, 500,000,000 shares authorized, 2,499,544 issued
  and outstanding                                               $         2,500
                                                                ---------------

Additional paid-in capital                                            2,116,246
                                                                ---------------

Net Accumulated Gain:
Net investment loss                                                 (1,445,635)
Accumulated net realized gain                                         4,489,453
Net unrealized depreciation of investments                          (1,758,193)
                                                               ----------------
Net accumulated gain                                                  1,285,625
                                                                ---------------

Total Capital Stock and Accumulated Gain                        $     3,404,371
                                                                ===============

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2005

Investment Income:
Consulting and other income from affiliated companies.......    $     1,075,000
Dividend and interest income from affiliated company (Note 5) ...        23,418
                                                                 --------------

Total............................................................     1,098,418
                                                                ---------------

Expenses:
Salaries........................................................        137,819
Interest........................................................         92,817
Audit and accounting fees.......................................         62,201
Legal fees......................................................         24,629
Rent ...........................................................         10,078
Telephone and telefax...........................................          5,156
Directors' fees.................................................          6,000
Insurance.......................................................          5,936
Office..........................................................         11,532
Transfer fees...................................................          3,502
Other...........................................................          1,793
Utilities.......................................................          1,373
Travel..........................................................          3,359
Reports to shareholders.........................................          1,594
Outside services................................................          2,710
Custodian fees..................................................            121
                                                                ---------------
Total...........................................................        370,620
                                                                ---------------

Net Investment Gain.............................................        727,798
                                                                ---------------

Loss on Investments:
Unrealized depreciation and change in valuation allowances
of investments..................................................    (1,039,867)
Realized loss on sale of investments............................       (31,520)
                                                                ---------------

Net Loss on Investments.........................................    (1,071,387)
                                                                ---------------

Net Decrease in Net Assets from Operations Before Income
Tax Benefit                                                           (343,589)

Income Tax Benefit (Note 4).....................................        128,000
                                                                ---------------

Net Decrease in Net Assets from Operations......................$     (215,589)
                                                                 ==============

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED MARCH 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets from operations.................... $   (215,589)
   Adjustment to reconcile net decrease in net assets to cash used in operating activities:
     Consulting and other income paid through notes payable -
affiliates.......................................................     (955,000)
     Realized loss on investments................................        31,520
     Unrealized depreciation on investments......................     1,039,867
     Deferred income taxes                                            (128,000)
     Change in accounts payable, other liabilities and other.....        13,395
                                                                 --------------
       Net cash used by operating activities.....................     (213,807)
                                                                 --------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchase of investments.......................................      (80,458)
   Proceeds from the sale of investments.........................       126,995
   Advances to affiliates........................................     (439,849)
   Repayments of advances to affiliates..........................        20,829
                                                                 --------------
       Net cash used in investing activities.....................     (372,483)
                                                                 --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Advances from affiliates......................................       724,568
   Payments on notes payable.....................................     (124,783)
                                                                 --------------
       Net cash provided by financing activities.................       599,785
                                                                 --------------

NET DECREASE IN CASH AND CASH EQUIVALENTS........................        13,495

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR.....................         1,120
                                                                 --------------

CASH AND CASH EQUIVALENTS, END OF YEAR........................... $      14,615
                                                                  =============

Supplemental Disclosure of Cash Flow Information:

   Cash paid for interest........................................ $           0
                                                                  =============

   Cash paid for income taxes.................................... $           0
                                                                  =============

                                       20
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED MARCH 31, 2005 AND 2004

                                                           2005            2004
From Operations:
Net investment gain.................................... $ 727,798    $  700,180
Net realized loss from investment transactions.........   (31,520)     (13,937)
Net decrease in unrealized appreciation of investments.(1,039,867)  (1,261,064)
Income tax benefit.....................................   128,000       286,000
                                                        ----------   ----------
Net decrease in net assets from operations.............  (215,589)    (288,821)
Capital share transactions.............................         -        36,799
                                                        ----------   ----------
Net decrease in net assets.............................  (215,589)    (252,022)

Net Assets - beginning of year                          3,619,960     3,871,982
                                                        ----------   ----------
Net Assets - end of year                              $ 3,404,371    $3,619,960
                                                      ===========   ===========

-------------------------------------------------------------------------------
                    See notes to financial statements and report of independent auditors.

NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Redwood MicroCap Fund, Inc., (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small speculative securities, which are considered restricted securities or are traded in the over-the-counter market. The Fund's investments are in the communications, oil and gas and hospitality industries. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

The Fund has applied to the Securities and Exchange Commission for an order declaring it has ceased to be an investment company. The Commission has not ruled on the Fund's application.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the electronic bulletin board or pink sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and advances to affiliates, are valued at their estimated fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors. The procedures include an analysis of the underlying financial statements and the financial conditions surrounding the underlying investments. Increases of decreases in the estimated value of the Fund's investments are recorded as unrealized appreciation or depreciation in the statement of operations. The gains or losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the investment values. The Fund's Board of Directors valued the Fund's 57.5% investment in TDP Energy Co. based upon the net book value of TDP Energy Co. as of March 31, 2005 as supported by appraisal and reserve studies on certain oil and gas properties owned by TDP Energy Co.

Consulting and Other Income - The Fund records consulting and other income from affiliates as earned. The Fund provides TDB Energy Co. with consulting and management advice related to the daily operations and strategic planning and provides Napa Canyon, LLC with management services for operation of the real estate venture and receives an 80% interest in profits as determined by the parties.

Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at the tax rates applicable to corporations.

The Fund's accounting for income taxes is in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes". Under SFAS 109, a current or deferred tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of March 31, 2005 are non-income producing securities.

Statement of Cash Flows - The Fund considers all highly liquid investments with maturities of three months or less to be cash equivalents.

Use of Estimates - The preparation of the Fund's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those significant estimates.

2.  RESTRICTED AND THINLY TRADED SECURITIES

Restricted securities are those securities, which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 2005. These securities comprised 155% of the Fund's net assets at such time:

  Description                   Date of Acquisition      Cost        Fair Value

Alta California Broadcasting, Inc.January 1, 1999    $ 743,615        $       -
Napa Canyon, LLC                  September 7, 2001        500              500
TDP Energy Company                December 22, 1993  1,301,621        5,183,625
Antelope Peak                     November 30, 2004     40,000           40,000
                                                                        546,458
Wyoming Resorts, LLC              January 4, 1999         ,457                -
Wyoming Resorts, LLC preferred    September 30, 2003 1,250,000                -
Montana Resorts, LLC              March 31, 2003       362,718                -
                                                    ----------         --------

Total                                             $  4,244,912     $  5,224,125
                                                   ===========      ===========

-------------------------------------------------------------------------------
The Fund has no right to require registration of the above-restricted securities. As of March 31, 2005, the Fund's investments in restricted securities comprised approximately 93% of the value of its total assets.

Valuations for the restricted securities as well as certain thinly traded securities and advances to affiliates, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $5,621,625 as of March 31, 2005 representing 161% of net assets. Because of the inherent subjectivity of these values, it is reasonably possible that a material change in such valuations could occur in the near term.


3.  INVESTMENTS IN SECURITIES OF AFFILIATED ISSUERS

As of March 31, 2005, the Fund holds either an indirect or direct ownership of 5% or more of the following securities:
                                                           Purchases & Advances
                                                          During the Year Ended
Description                             Cost       Fair Value    March 31, 2005
Common Stock:
   TDP Energy Company              $ 1,301,621    $ 5,183,625        $        -
   Alta California Broadcasting, Inc.  743,615              -        $        -
   Wyoming Resorts, LLC                546,458              -        $        -
   Napa Canyon, LLC                        500            500        $        -
   Antelope Peak                        40,000         40,000        $        -
   Montana Resorts, LLC                362,718              -        $   80,458
                                     ---------         ---------------
                                     2,994,912               5,224,125
                                     ---------         ---------------


Preferred Stock:
   Wyoming Resorts LLC                        1,250,000                       -
                                           ------------             -----------

Advances to Affiliates:
   Wyoming Resorts, LLC               595,000     250,000            $  112,131
   Historic Inns of Montana, Inc.       4,000       4,000            $ (13,500)
   Four Rivers Broadcasting, Inc.      67,500      67,500            $   67,500
   Yellowstone Gateway Resorts, LLC 1,238,234      76,000            $  197,046
                                   ----------                        ----------
                                    1,904,734                           397,500
                                   ----------                        ----------


Total                             $ 6,149,646                      $  5,621,625
                                 ============                       ===========

------------------------------------------------------------------------------
4.  INCOME TAXES

The income tax benefit for the year ended March 31, 2005 consists of a deferred tax benefit of $128,000.

The following summary reconciles income taxes computed at the federal statutory rate with the income tax provision.

Federal income tax benefit computed at the statutory rate            $  116,000
Net state income tax benefit                                             12,000
                                                                     ----------
Income tax benefit                                                   $  128,000
                                                                     ==========

Deferred income taxes at March 31, 2005 consist of the following:

Deferred tax asset - NOL carryforward                                $   47,000
Deferred tax liability - unrealized gains on investment               (129,000)
                                                                      ---------
Net deferred tax liability                                           $ (82,000)
                                                                      =========

The NOL carryforward of approximately $120,000 expires through 2022.

5.  TRANSACTIONS WITH AFFILIATES

During 2005, the Fund made advances to affiliated companies. At March 31, 2005, the Fund had outstanding advances receivable from Wyoming Resorts, LLC of $595,000, which has been reduced by a valuation allowance of $345,000, and accordingly is reflected in the accompanying financial statements at $250,000. The advances bear interest at 8% through March 31, 2005.

At March 31, 2005, the Fund also had outstanding non-interest bearing advances receivable from Yellowstone Gateway Resorts, LLC, of $1,238,234, which has been reduced by an allowance of $1,162,234 and is reflected in the accompanying financial statements at $76,000.

At March 31, 2005, the Fund also had miscellaneous non-interest bearing advances to other affiliates of $71,500.

At March 31, 2005, the Fund owed $20,000 to the former President of the Fund for money advanced. Such amount is included in accounts payable and other liabilities in the accompanying financial statements and is due on demand.

The Fund recorded consulting and other income of $1,075,000 from affiliates during the year ended March 31, 2005.

6.   NOTES AND ADVANCES PAYABLE TO AFFILIATES

Notes and advances payable consist of the following:

Note payable in the amount of $1,230,000 to an officer of TDP Energy Company. The note bears interest at 6% per annum through March 31, 2006. Interest accrued on this note at March 31, 2005 was $147,600. Interest was payable semi-annually in shares of the Fund based on the fair market value of the Fund's shares at the time the interest payment was due. No interest accrues on the note from April 1, 2006 through the note's maturity date of April 1, 2016. The principal amount outstanding on the note may be converted at anytime after March 31, 2005, at the option of the note holder, into fully paid and non-assessable shares of common stock of the Fund at $1.71 per share, subject to adjustments provided in the note agreement. The note is secured by capital stock of TDP Energy Company. The officer of TDP Energy Company obtained approximately 49% of the Company during March 2005 (see Note 9).

Note payable in the amount of $263,000 to TriPower Resources, a subsidiary of TDP Energy Company, with interest at 12%, payable on demand.

Advances payable in the amount of $13,671 to Napa Canyon, LLC. The advances bear interest at 12% and are payable on demand.

Advances payable in the amount of $389,711 to Alta California Broadcasting, Inc.

Other miscellaneous advances and accrued interest totaled $56,541 as of March 31, 2005.

7.   COMMITMENTS AND CONTINGENCIES

The Fund has guaranteed a loan between Wyoming Resorts, LLC, an affiliate, and a bank. The loan has an outstanding principal balance of approximately $880,000 at March 31, 2005.

In March 2000, the Fund guaranteed a loan between Capell Valley Vineyards, LLC, an affiliate of Wyoming Resorts, LLC and a financial institution. The amount outstanding at March 31, 2005 is $3,200,000 on outstanding credit facility up to $3,200,000.

A minority shareholder of TDP Energy Company filed a shareholders derivative action against the Fund, TDP Energy Company and others. The minority shareholder complaint alleged breach of fiduciary duties, mis-management and misappropriation of assets. During the year ended March 31, 2005, the parties reached a settlement agreement which calls for TDP Energy Company to purchase the minority shareholder's shares in TDP Energy Company at a price to be determined based on appraisals. Such price has not yet been determined and, once determined, is payable over a two-year period. Under the settlement agreement, the Fund agreed to guarantee payment of the purchase price and to provide a second mortgage against its interest in the NAPA Canyon, LLC property, however, it is management's understanding that TDP Energy Company intends at this time to pay the purchase price in full once determined which would negate the need for the Funds guarantee or pledge of collateral. The minority shareholder has since filed an appeal to have the settlement agreement made non-enforceable. The outcome of this matter is uncertain.

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

8.  SECURITIES AND EXCHANGE COMMISSION PROCEEDINGS

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC issued a letter in September 1999 to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund reviewed the asserted deficiencies and violations and filed its response with the SEC. The Fund's management does not believe that the outcome of these matters will have a material impact on the Fund's financial condition or operations. However, the ultimate outcome of these matters is not determinable at this time.

On June 1, 1998, the Securities and Exchange Commission issued an Order Instituting Proceedings alleging, among other things, that John C. Power, the Fund's former president, violated Section 10(b) of the Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder, by participating in a manipulation through his personal account of the market for stock in Premier Concepts, Inc. from approximately June, 1994 through December, 1994. On March 9, 2001, an Initial Decision was issued in which it was determined that Mr. Power had engaged in the conduct alleged. The only sanction imposed was an order requiring him to cease and desist from committing or causing any violations or future violations of Section 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder. On March 29, 2001, Mr. Power petitioned the Commission for review of the Initial Decision. That Petition was granted on April 10, 2001. The Petition for Review has been fully briefed, and the matter is still pending.

9.  OTHER TRANSACTIONS

In March 2005, three major shareholders entered into definitive agreements to sell their interest in the Fund to Gibbs Holding, Inc. ("Gibbs"), an entity controlled by the president of TDP Energy Company (Notes 2,3 and 6) at $1.60 per share, pending approval by the Federal Communications Commission, required in light of the Fund's investment in Alta California Broadcasting, Inc. Under the agreement, Gibbs was required to make a tender offer for all publicly-traded shares of the Fund at $1.60 per share which was done during April 2005 and expires, as extended, on June 15, 2005. In March 2005, Gibbs acquired 901,632 shares of the Fund under the definitive agreements causing Gibbs and its affiliates to beneficially own approximately 61% of the outstanding shares of the Fund (including795,194 shares Gibbs has the right to acquire under the convertible note - Note 6). After the transactions covered or contemplated by the Agreement have been completed, Gibbs Holdings, L.L.C., including John Gibbs individually and his controlled entities, plan to acquire 100% of the issued and outstanding shares of the Fund, complete the deregistration of the Fund as a closed-end registered investment company under the Investment Company Act of 1940, and take the Fund private. There can be no assurance that all of these transactions can be completed in the manner contemplated or proposed.

                      End of notes to financial statements.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                      2005      2004     2003     2002     2001
Per Share: (1)
Income from investments           $  0.439   $ 0.442  $ 0.102  $ 0.170  $ 0.005
Expenses                            (0.148)   (0.162)  (0.179)  (0.180)  (0.128)
                                    ------    ------   ------   ------   ------
Net investment gain (loss)           0.291     0.280   (0.077)  (0.010)  (0.123)
Net realized gain (loss)
  and net change in unrealized
  appreciation of investments       (0.428)   (0.510)  (0.376)  (0.012)   1.084
(Provision) credit for income taxes  0.051     0.114    0.277    0.008   (0.281)
Distribution to shareholders             -         -        -        -   (0.253)
                                    ------     ------  ------   ------   ------
Net increase (decrease) in
  net asset value                   (0.086)   (0.116)  (0.176)  (0.014)   0.427

Net asset value:
Beginning of period                  1.448     1.564    1.740    1.754    1.327
                                    ------     ------  ------   ------   ------
End of period                      $ 1.362   $ 1.448  $ 1.564  $ 1.740 $  1.754
                                    ======   =======  =======  =======   ======

Total investment return (2)          (5.96)%   (7.53)% (13.28)%  (0.77)% 51.24%

Ratios:
Expenses to average net assets        10.55%   10.57%   10.84%   10.18%    8.36%
Expenses to income                    33.74%   36.67%  175.49%  105.61% 2801.54%

Net investment gain/loss to average
  net assets                          20.72%   18.26%   (4.66)%  (0.54)% (8.06)%
Portfolio turnover rate (3)            1.35%    0.00%    0.77%    0.34%   27.12%

-------------------------------------------------------------------------------
(1)  Selected data for a share of capital stock outstanding throughout the year.

(2) Based on the change in net asset value (exclusive of treasury stock transactions and distributions). The Fund does not believe that a presentation based on changes in the market value of the Funds' common stock is appropriate considering the limited market for its stock.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales/maturities of investment securities and promissory notes (excluding short-term securities and notes) for the year ended March 31, 2005, were $80,458 and $158,515, respectively.

CORPORATE INFORMATION


Officers and Directors
John Gibbs, President
R. Stanley Pittman, Secretary
Peter L. Hirschburg, Director
Joseph O. Smith, Director

Corporate Headquarters
REDWOOD MICROCAP FUND, INC.
6180 Lehman Drive, Suite 103
Colorado Springs, CO  80918 - 3415
(719) 593-2111

Custodian of Portfolio Securities
US Bank

Stock Transfer Agent
Computershare Trust Company, Inc.
P.O. Box 1596
Denver, CO  80201

Independent Auditors
Ehrhardt Keefe Steiner & Hottman PC
7979 East Tufts Avenue, Suite 400
Denver, CO  80237-2843

Counsel
Clifford L. Neuman, P.C.
Temple-Bowron House
1507 Pine Street
Boulder, Colorado 80302

Stocks held in "street name"
Redwood MicroCap Fund, Inc. maintains a mailing list to assure that stockholders whose stock is not held in their own name, and other interested persons, receive financial information on a timely basis. If you would like your name to be added to this list, please send your request to:

Investor Relations
Redwood MicroCap Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918-1418

Common Stock
Listed: Over-the-Counter market, electronic bulletin board symbol "RWMC"


ITEM 2. CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)The Fund is not in a financial position to attract or compensate a person who qualifies as an audit committee expert. Ata minimum an expert would require reasonable compensation and protection under a director and officer liability insurance policy.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,400 in 2004 and $21,584 in 2005.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,800 in 2004 and $1,900 in 2005. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Ehrhardt Keefe Steiner & Hottman, PC must be pre-approved by the board of directors that act as the audit committee. All services performed during 2004 and 2005 were pre-approved by the board.

(e)(2) The  percentage of services  described in each of paragraphs  (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 0%

(d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2004 and NONE in 2005.

(h) The  registrants  audit  committee of the board of directors has  considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. All proxy voting decisions is done by the majority vote of the board.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.
All purchase decisions of equity securities is done by the majority vote of the board.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
All decisions to submit matters to a vote of security holders is done by the majority vote of the board.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Redwood Microcap Fund, Inc.  By * /s/ John D Gibbs

                      John D Gibbs, President Date 06/08/05
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John D Gibbs

                 John D Gibbs, President Date 06/08/05
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John D.    President   Since 3/05       Mr. Gibbs President                 None
 Gibbs                                 (since March 2005)
  (56)                                 of Redwood MicroCap
                                       Fund, Inc. a registered
                                       Closed-end investment
                                       company registered under
                                       the Investment Act of
                                       1940. In addition, he
                                       serves as President
                                       of Tri-Power Resources,
                                       Inc.(since November 1993).

Peter      Director  Since 2000        Mr. Hirschburg serves as an         none
 Hirschburg                            executive officer and director
   (83)                                of the following family-owned
                                       private corporations;  Fletcher
                                       Oil Company, a distributor of
                                       Petroleum products primarily
                                       through convenience stores
                                       and gas stations in rural
                                       markets, FOF, Inc. an owner
                                       of petroleum distribution-
                                       related real estate.
                                       Northwest Land and Cattle
                                       Company, Inc., a company
                                       with real estate holdings
                                       and petroleum product
                                       distribution interests; ADA
                                       Distributing Company, Inc.,
                                       which holds real estate
                                       investment income properties;
                                       and GMCS, Inc., which holds
                                       additional real estate
                                       interests.

Joseph O.  Director  Since May 1985    Mr. Smith served as a Director     none
 Smith                                 of Combined Penny Stock
  (62)                                 Fund, Inc. from  May 1985 to
                                       February 28, 1992, and has
                                       been an engineering Manager
                                       with National SemiConductor
                                       (manufacturer)since August
                                       1985



(1) The address for all officers and directors is c/o the Fund, 6180 Lehman Drive, Suite 103, Colorado Springs, Colorado, 80918.

(2) Terms of office for all director and officer positions with the Fund are until their successors have been duly elected and qualified.

(3) Directors are not allocated portfolios to oversee. All portfolios are overseen by the entire Board of Directors.